Debt, cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Summary of Changes in Financial Position
Changes in Sanofi's financial position during the period were as follows:

(€ million)	2019	2018	2017
Long-term debt	20,131	22,007	14,326
Short-term debt and current portion of long-term debt	4,554	2,633	1,275
Interest rate and currency derivatives used to manage debt	(117)	(54)	(133)
Total debt	24,568	24,586	15,468
Cash and cash equivalents	(9,427)	(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(33)	8
Net debt(a)	15,107	17,628	5,161

(a)
Following the first-time application of IFRS 16 effective January 1, 2019, net debt does not include lease liabilities, which amounted to €1,248 million as of December 31, 2019 (see Note A.2.1., and the maturity analysis at Note D.17.2.).

“Net debt” is a non-GAAP financial measure used by management and investors to measure Sanofi’s overall net indebtedness.

Summary of Reconciliation of Carrying Amount to Value on Redemption
Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2019	Amortized cost	Adjustment to debt measured at fair value	December 31, 2019	December 31, 2018	December 31, 2017
Long-term debt	20,131	101	(52)	20,180	22,071	14,309
Short-term debt and current portion of long-term debt	4,554	—	(1)	4,553	2,613	1,275
Interest rate and currency derivatives used to manage debt	(117)	—	31	(86)	(12)	(83)
Total debt	24,568	101	(22)	24,647	24,672	15,501
Cash and cash equivalents	(9,427)	—	—	(9,427)	(6,925)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	—	—	(34)	(33)	8
Net debt	15,107	101	(22)	15,186	17,714	5,194

Disclosure of Movement in Total Debt
The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2018	Repayments	New borrowings	Other cash flows	Currency translation differences	Reclassification from non-current to current	Other items(a)	December 31, 2019
Long-term debt	22,007	(12)	1,997	—	93	(3,964)	10	20,131
Short-term debt and current portion of long-term debt	2,633	(2,055)	—	24	14	3,964	(26)	4,554
Interest rate and currency derivatives used to manage debt	(54)	—	—	(177)	130	—	(16)	(117)
Total debt	24,586	(2,067)	1,997	(153)	237	—	(32)	24,568
(a)
Includes fair value remeasurements.

Summary of Debt by Type Valuation of Redemption

	2019			2018			2017
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	20,128	4,079	24,207	21,983	2,181	24,164	14,195	820	15,015
Other bank borrowings	40	156	196	57	176	233	81	203	284
Finance lease obligations(b)	—	—	—	18	4	22	20	11	31
Other borrowings	13	12	25	13	3	16	13	4	17
Bank credit balances	—	305	305	—	249	249	—	237	237
Interest rate and currency derivatives used to manage debt	—	(86)	(86)	—	(12)	(12)	(3)	(80)	(83)
Total debt	20,181	4,466	24,647	22,071	2,601	24,672	14,306	1,195	15,501
Cash and cash equivalents	—	(9,427)	(9,427)	—	(6,925)	(6,925)	—	(10,315)	(10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	(6)	(28)	(34)	—	(33)	(33)	—	8	8
Net debt(a)	20,175	(4,989)	15,186	22,071	(4,357)	17,714	14,306	(9,112)	5,194

(a) Following the first-time application of IFRS 16 effective January 1, 2019, net debt does not include lease liabilities (see Note A.2.2.1., and the maturity schedule in Note D.17.2).
(b) Following the first-time application of IFRS 16 effective January 1, 2019, the finance lease obligation as of that date was reclassified to Lease liabilities.

Summary of Bond Issues
Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)
Sanofi	FR0011560333	September 2013	September 2020	1.875%	1,000
Sanofi	FR0011625433	November 2013	November 2023	2.50%	1,000
Sanofi	FR0012146777	September 2014	March 2022	1.125%	1,000
Sanofi	FR0012146801	September 2014	September 2026	1.75%	1,510
Sanofi	FR0012969020	September 2015	September 2021	0.875%	500
Sanofi	FR0012969038	September 2015	September 2025	1.50%	750
Sanofi	FR0013143997	April 2016	April 2024	0.625%	600
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700
Sanofi	FR0013201613	September 2016	January 2020	0%	1,000
Sanofi	FR0013201621	September 2016	September 2022	0%	850
Sanofi	FR0013201639	September 2016	January 2027	0.5%	1,150
Sanofi	FR0013324316	March 2018	March 2020	E3M + 0.15%	1,000
Sanofi	FR0013324324	March 2018	March 2020	0%	500
Sanofi	FR0013324332	March 2018	March 2023	0.5%	1,750
Sanofi	FR0013324340	March 2018	March 2026	1%	1,500
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250
Sanofi	FR0013409836	March 2019	March 2022	0%	850
Sanofi	FR0013409844	March 2019	March 2029	0.875%	650
Sanofi	FR0013409851	March 2019	March 2034	1.25%	500
Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)
Sanofi	US80105NAG07	March 2011	March 2021	4%	2,000
Genzyme Corp.(a)	US372917AS37	June 2010	June 2020	5%	500
Sanofi	US801060AC87	June 2018	June 2023	3.375%	1,000
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000
(a)
Bonds issued by Genzyme Corp. prior to its acquisition by Sanofi in 2011.

Summary of Debt by Maturity at Value on Redemption

December 31, 2019		Current	Non-current
(€ million)	Total	2020	2021	2022	2023	2024	2025 and later
Bond issues	24,207	4,079	2,284	2,700	3,642	600	10,902
Other bank borrowings	196	156	6	6	23	5	—
Finance lease obligations(b)	—	—	—	—	—	—	—
Other borrowings	25	12	—	—	—	—	13
Bank credit balances	305	305	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(86)	(86)	—	—	—	—	—
Total debt	24,647	4,466	2,290	2,706	3,665	605	10,915
Cash and cash equivalents	(9,427)	(9,427)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(34)	(28)	(6)	—	—	—	—
Net debt(a)	15,186	(4,989)	2,284	2,706	3,665	605	10,915

(a)
Following the first-time application of IFRS 16 effective January 1, 2019, net debt does not include lease liabilities, which amounted to €1,248 million as of December 31, 2019 (see Note A.2.2.1., and the maturity analysis at Note D.17.2.).

(b) Following the first-time application of IFRS 16 effective January 1, 2019, the finance lease obligation as of that date was reclassified to Lease liabilities.

December 31, 2018		Current	Non-current
(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Bond issues	24,164	2,181	3,936	2,243	1,850	3,622	10,332
Other bank borrowings	233	176	15	3	3	28	8
Finance lease obligations	22	4	3	3	3	4	5
Other borrowings	16	3	—	—	—	—	13
Bank credit balances	249	249	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(12)	(12)	—	—	—	—	—
Total debt	24,672	2,601	3,954	2,249	1,856	3,654	10,358
Cash and cash equivalents	(6,925)	(6,925)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	(33)	—	—	—	—	—
Net debt	17,714	(4,357)	3,954	2,249	1,856	3,654	10,358

December 31, 2017		Current	Non-current
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Bond issues	15,015	820	2,050	2,417	2,168	1,850	5,710
Other bank borrowings	284	203	8	25	4	4	40
Finance lease obligations	31	11	3	2	3	3	9
Other borrowings	17	4	—	—	—	—	13
Bank credit balances	237	237	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(83)	(80)	(2)	(1)	—	—	—
Total debt	15,501	1,195	2,059	2,443	2,175	1,857	5,772
Cash and cash equivalents	(10,315)	(10,315)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	8	8	—	—	—	—	—
Net debt	5,194	(9,112)	2,059	2,443	2,175	1,857	5,772

Summary of Debt by Interest Rate
The table below splits net debt between fixed and floating rate, and by maturity, as of December 31, 2019. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2020	2021	2022	2023	2024	2025 and later
Fixed-rate debt	23,207	3,079	2,284	2,700	3,642	600	10,902
of which euro	19,193
of which US dollar	4,014
% fixed-rate	94%
Floating-rate debt	1,526	1,473	6	6	23	5	13
of which euro	1,048
of which US dollar	50
% floating-rate	6%
Debt	24,733	4,552	2,290	2,706	3,665	605	10,915
Cash and cash equivalents	(9,427)	(9,427)
of which euro	(5,032)
of which US dollar	(3,845)
% floating-rate	100%
Net debt	15,306	(4,875)	2,290	2,706	3,665	605	10,915

To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, cross currency swaps, currency swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2020	2021	2022	2023	2024	2025 and later
Fixed-rate debt	21,713	2,985	2,284	1,300	3,642	600	10,902
of which euro	18,732
of which US dollar	2,981
% fixed-rate	88%
Floating-rate debt	2,934	1,481	6	1,406	23	5	13
of which euro	1,359
of which US dollar	50
of which Japanese yen	410
% floating-rate	12%
Debt	24,647	4,466	2,290	2,706	3,665	605	10,915
Cash and cash equivalents	(9,461)	(9,455)	(6)
of which euro	(2,400)
of which US dollar	(3,845)
of which Singapore dollar	(2,245)
of which Chinese yuan renminbi	(322)
% floating-rate	100%
Net debt	15,186	(4,989)	2,284	2,706	3,665	605	10,915

Summary of Interest Rate of Net Debt at Value on Redemption
The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2018 and December 31, 2017:

(€ million)	2018	%	2017	%
Fixed-rate debt	18,864	76%	9,746	63%
Floating-rate debt	5,808	24%	5,755	37%
Debt	24,672	100%	15,501	100%
Cash and cash equivalents	(6,958)		(10,307)
Net debt	17,714		5,194

Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents
The projected full-year sensitivity of net debt to interest rate fluctuations for 2020 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	65	—
+25 bp	16	—
-25 bp	(16)	—
-100 bp	(65)	—

Summary of Debt by Currency
The table below shows net debt by currency at December 31, 2019, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	15,209	17,691
US dollar	219	(813)
Singapore dollar	(16)	(2,245)
Japanese yen	—	410
Chinese yuan renminbi	(56)	(322)
Other currencies	(50)	465
Net debt	15,306	15,186

Summary of Debt by Currency
The table below shows net debt by currency at December 31, 2018 and 2017, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2018	2017
Euro	16,511	3,410
US dollar	2,197	4,683
Other currencies	(994)	(2,899)
Net debt	17,714	5,194

Summary of Market Value of Net Debt
The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2019	2018	2017
Market value	16,370	18,003	5,650
Value on redemption	15,186	17,714	5,194

Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt
The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2018 and 2017:

December 31, 2018		Payments due by period
(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Debt	26,881	2,855	4,300	2,519	2,088	3,856	11,263
Principal	24,550	2,477	3,955	2,250	1,858	3,653	10,357
Interest(a)	2,331	378	345	269	230	203	906
Net cash flows related to derivative instruments	(50)	(45)	(8)	(1)	4	—	—
Total	26,831	2,810	4,292	2,518	2,092	3,856	11,263

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2018.

December 31, 2017		Payments due by period
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Debt	16,682	1,441	2,301	2,650	2,307	1,950	6,033
Principal	15,509	1,201	2,062	2,444	2,175	1,857	5,770
Interest(a)	1,173	240	239	206	132	93	263
Net cash flows related to derivative instruments	(127)	(118)	(28)	1	8	10	—
Total	16,555	1,323	2,273	2,651	2,315	1,960	6,033
(a)
Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2017.
The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2019	Total	Payments due by period
(€ million)		2020	2021	2022	2023	2024	2025 and later
Debt	26,708	4,775	2,588	2,952	3,862	771	11,760
Principal	24,596	4,417	2,305	2,710	3,646	604	10,914
Interest(a)	2,112	358	283	242	216	167	846
Net cash flows related to derivative instruments	(117)	(97)	(11)	(9)	—	—	—
Total	26,591	4,678	2,577	2,943	3,862	771	11,760
(a)
Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2019.

Disclosure of Lease Liabilities
A maturity analysis of lease liabilities as of December 31, 2019 is set forth below:

		Undiscounted future minimum lease payments
(€ million)	Total (a)	Less than 1 year	From 1 to 3 years	From 3 to 5 years	More than 5 years	Discounting effect
Total lease liabilities	1,248	272	422	232	540	(218)
(a) Split €261 million current, €987 million non-current.